Note 19 - Sale and Leaseback of Vessels (Details) - Gas Premiership and Gas Cathar [Member] - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Note 19 - Sale and Leaseback of Vessels (Details) [Line Items]
Sale Leaseback Transaction, Deferred Gain, Gross	$ 780,695		$ 780,695
Sale Leaseback Transaction, Term of Lease	4 years
Sale Leaseback Transaction, Current Period Gain Recognized		$ 195,040	4,954
Sale Leaseback Transaction, Rent Expense		4,320,000	$ 325,758
Minimum Lease Payments, Sale Leaseback Transactions, Next Twelve Months		4,320,000
Minimum Lease Payments, Sale Leaseback Transactions, within Two Years		4,320,000
Minimum Lease Payments, Sale Leaseback Transactions, within Three Years		$ 4,008,000